Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 209.9	$ 198.3	$ 184.1
Work in process	90.1	79.3	77.1
Raw materials	271.6	267.0	261.7
Total	$ 571.6	$ 544.6	$ 522.9